Combined Statements of Income - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Combined Statements of Income
Rental revenue and tenant recoveries	CAD 221,031	CAD 223,401
Lease termination and close-out fees	1,607
Revenue	222,638	223,401
Property operating costs	9,300	7,638
General and administrative expenses	26,066	27,960
Proxy contest expenses	5,866
Depreciation and amortization	335	707
Interest expense and other financing costs, net	19,471	19,587
Early redemption costs of unsecured debentures		11,920
Foreign exchange losses (gains), net	572	(374)
Fair value gains on investment properties, net	(212,106)	(175,924)
Fair value losses on financial instruments	823	1,150
Acquisition transaction costs	718
Loss on sale of investment properties	427	2,420
Income before income taxes	371,166	328,317
Income tax expense	13,418	47,625
Net income	357,748	280,692
Net income attributable to:
Stapled unitholders	357,702	279,325
Non-controlling interests	46	1,367
Net income	CAD 357,748	CAD 280,692